ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of accounts payable

	As at December 31, 2024	As at December 31, 2023
Accounts payable	$655	$678
Accruals	673	567
Payroll accruals	285	258
	$1,613	$1,503